Fair value of financial assets and liabilities_Fair value hierarchy of financial assets and liabilities measured at fair value (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 USD ($)		Jun. 30, 2017 KRW (₩)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value hierarchy is determined by the levels of judgment involved in estimating fair values of financial assets and liabilities. The specific financial instruments characteristics and market condition such as volume of transactions and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date. The fair value measurement is described in the one of the following three levels used to classify fair value measurements: •Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. •Level 2— fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. •Level 3— fair value measurements are those derived from valuation technique that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.		The fair value hierarchy is determined by the levels of judgment involved in estimating fair values of financial assets and liabilities. The specific financial instruments characteristics and market condition such as volume of transactions and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date. The fair value measurement is described in the one of the following three levels used to classify fair value measurements: •Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. •Level 2— fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. •Level 3— fair value measurements are those derived from valuation technique that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.
Financial assets held for trading (IAS 39)		₩ 0		₩ 5,820,787,000,000
Financial assets designated at FVTPL (IAS 39)		0		22,290,000,000
AFS financial assets		0		15,352,950,000,000	$ 0
Financial assets at FVTPL		6,340,704,000,000	[1]	0	5,703,098,000	[1]
Financial assets at FVTOCI		14,644,608,000,000	[1]	0	13,171,981,000	[1]
Derivative financial assets		12,395,000,000		59,272,000,000	11,149,000
Total		20,997,707,000,000		21,255,299,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		2,402,235,000,000		0
Carrying amount		176,097,000,000		0			₩ 0
Financial liabilities at FVTPL		2,578,332,000,000	[1]	0	2,319,061,000	[1]
Financial liabilities held for trading		0		3,176,113,000,000
Carrying amount Financial liabilities designated as at FVTPL (IAS39)		0		251,796,000,000			₩ 616,177,000,000
Derivative financial liabilities		67,505,000,000		67,754,000,000	$ 60,717,000
Total		₩ 2,645,837,000,000		₩ 3,495,663,000,000
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Input variables		The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.		The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Input variables		The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.		The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 3,402,206,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total		15,383,135,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		2,212,366,000,000
Financial assets held for trading | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 454,601,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Financial assets held for trading | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				5,344,704,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Financial assets held for trading | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				21,482,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				25,972,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				25,972,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 2,644,333,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables				Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 405,942,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				2,238,391,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 21,666,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables				Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 21,666,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 13,041,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables				Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				13,041,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				0
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 3,115,775,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables				Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				₩ 1,021,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				3,093,272,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)				21,482,000,000
Financial assets designated at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Financial assets designated at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Financial assets designated at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				22,290,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				₩ 9,694,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables				Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				9,694,000,000
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				₩ 12,596,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables				Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)				12,596,000,000
AFS financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				3,179,164,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
AFS financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				10,518,016,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
AFS financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 1,655,770,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Description of financial instruments measured at cost	[3]			These unquoted equity instruments mostly represent minority investments in special purpose entity vehicles such as asset securitization structures They are measured at cost because observable inputs of financial information to measure fair value was not available to obtain or there is a significant variance in likely estimated cash flows or the probabilities for the various estimated cash flows could not be measured reliably In addition there were no indicators of impairments in these investments and the Group has no intention to dispose these investments in the foreseeable future
Equity securities of financial assets available-for-sale measured at cost	[3]			₩ 37,092,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 13,058,988,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables				Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 2,710,172,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				10,348,816,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 1,411,078,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables				Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 399,214,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				1,011,864,000,000
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 712,628,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods				Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables				Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				68,722,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				643,906,000,000
Securities loaned
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				170,256,000,000
Securities loaned | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				69,778,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Securities loaned | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				100,478,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]			0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]			0
Securities loaned | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets				0
Financial assets at FVTPL (IFRS 9) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		498,176,000,000
Total				3,633,765,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0		0
Financial assets at FVTPL (IFRS 9) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		4,095,903,000,000
Total				15,921,992,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0		0
Financial assets at FVTPL (IFRS 9) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		1,746,625,000,000
Total				₩ 1,699,542,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		24,921,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		24,921,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 1,993,851,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 375,280,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		1,611,129,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		7,442,000,000
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 433,316,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 80,536,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		352,780,000,000
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		349,470,000,000
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		349,470,000,000
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 810,968,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		62,173,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		748,795,000,000
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 336,967,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.
Input variables		Values of underlying assets, Volatility
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		85,000,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		251,967,000,000
Derivative instrument assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 2,391,211,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative instrument assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 17,439,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Derivative instrument assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		2,337,601,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Derivative instrument assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		36,171,000,000
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		2,904,030,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		11,274,837,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		465,741,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 13,688,690,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 2,463,992,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		11,224,698,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 905,779,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 440,038,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		465,741,000,000
Loaned securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		50,139,000,000
Loaned securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Loaned securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		50,139,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0
Loaned securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0
Derivative assets
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0		0
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		12,395,000,000		59,272,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	0		0
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0		₩ 0
Financial liabilities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies		Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 27,754,000,000		₩ 28,577,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0		₩ 0
Financial liabilities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 2— fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.		Level 2— fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 2,401,063,000,000		₩ 3,286,078,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0		₩ 0
Financial liabilities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 3— fair value measurements are those derived from valuation technique that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity		Level 3— fair value measurements are those derived from valuation technique that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 217,020,000,000		₩ 181,008,000,000
Financial liabilities held for trading | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				28,577,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Financial liabilities held for trading | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				3,126,585,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Financial liabilities held for trading | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				20,951,000,000
Deposits due to customers
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				25,964,000,000
Deposits due to customers | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				25,964,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Deposits due to customers | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Deposits due to customers | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				0
Derivative liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				₩ 3,150,149,000,000
Fair value measurement methods				The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables				Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				₩ 2,613,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				3,126,585,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading				20,951,000,000
Financial liabilities designated at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Financial liabilities designated at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				91,739,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Financial liabilities designated at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				160,057,000,000
Equity linked securities
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				₩ 160,057,000,000
Fair value measurement methods				The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.
Input variables				Values of underlying assets, Risk-free market rate, Market rate, Dividend and convenience yield, Correlation, Volatility, Credit spread, and Foreign Exchange rate
Equity linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Equity linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Equity linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				160,057,000,000
Debentures
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				₩ 91,739,000,000
Fair value measurement methods				The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.
Input variables				Risk-free market rate, Forward rate
Debentures | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Debentures | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				91,739,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]			0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]			0
Debentures | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)				₩ 0
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		27,754,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		2,333,558,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		40,923,000,000
Deposits
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		24,485,000,000
Deposits | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		24,485,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Deposits | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Deposits | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		0
Derivative liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		₩ 2,377,750,000,000
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		₩ 3,269,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		2,333,558,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at FVTPL		₩ 40,923,000,000
Equity-linked securities
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.
Input variables		Values of underlying assets, Risk-free market rate, Market rate, Dividend and convenience yield, Correlation, Volatility, Credit spread, and Foreign Exchange rate
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		₩ 176,097,000,000
Derivative Liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative Liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 0		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0		0
Derivative Liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		67,505,000,000		67,754,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	0		0
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	0		0
Derivative Liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 0		₩ 0

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[3]	Certain AFS unquoted equity securities were measured at cost as of December 31, 2017, that amounted to 37,092 million Won. These unquoted equity instruments mostly represent minority investments in structured entity vehicles, such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value were not available to obtain, (b) there was a significant variance in likely estimated cash flows or (c) the probabilities for various estimated cash flows could not be measured reliably. In addition, the Group has no intention to dispose these investments in the foreseeable future.